Condensed Consolidated Balance Sheets (Unaudited)		Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents		$ 216,314	$ 275,139	$ 546,288
Accounts receivable, net		2,826	3,594	139,340
Inventories, net		35,651	45,346	50,480
Deferred offering costs		996,845	1,267,928	927,273
Other current assets		47,643	60,599	322,699
Total current assets		1,299,279	1,652,606	1,986,080
Non-current assets
Intangible assets, net		1,627,344	2,069,885	2,082,839
Property and equipment, net		80,616	102,539	20,835
Right-of-use assets		212,941	270,848	201,603
Total non-current assets		1,920,901	2,443,272	2,305,277
TOTAL ASSETS		3,220,180	4,095,878	4,291,357
Current liabilities
Accounts payable		4,120	5,241	19,782
Accruals and other current liabilities		278,930	354,782	254,912
Income tax payables				608
Working capital loan from a related party		5,651,016	7,187,759	5,475,536
Operating lease liabilities, current		105,189	133,794	57,965
Total current liabilities		6,039,255	7,681,576	5,808,803
Non-current liabilities
Operating lease liabilities, non-current		117,294	149,191	152,742
Total non-current liabilities		117,294	149,191	152,742
TOTAL LIABILITIES		6,156,549	7,830,767	5,961,545
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
** Class B Ordinary shares, US$0.0005 par value, 25,000,000 shares authorized, 10,433,340 shares issued as of December 31, 2023 and 2024 respectively.	[1]
Additional paid in capital		3,769,727	4,794,359	5,021,933
Accumulated losses		(6,753,627)	(8,590,216)	(6,745,614)
Accumulated other comprehensive income		36,756	46,752	39,277
Total shareholders' deficit		(2,936,369)	(3,734,889)	(1,670,188)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		3,220,180	4,095,878	4,291,357
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
** Class B Ordinary shares, US$0.0005 par value, 25,000,000 shares authorized, 10,433,340 shares issued as of December 31, 2023 and 2024 respectively.		5,558	7,333	7,333
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
** Class B Ordinary shares, US$0.0005 par value, 25,000,000 shares authorized, 10,433,340 shares issued as of December 31, 2023 and 2024 respectively.		$ 5,217	$ 6,883	$ 6,883

[1]	Retroactively presented for the reorganization exercise described in Note 1.